Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Entrance fee receivables	$ 71,263	$ 73,376	$ 61,273	$ 42,733
Prepaid and other assets	55,967	48,690	41,421
Insurance receivables	1,308	12,491	19,835
Other assets	128,538	134,557	122,529
Costs of acquiring contracts, net of capitalized commissions	$ 27,000	$ 24,000	$ 21,000